COLONIAL INVESTMENT GRADE MUNICIPAL TRUST       ANNUAL REPORT




NOVEMBER 30, 2002


[PHOTO]

PRESIDENT'S MESSAGE

DEAR SHAREHOLDER:
For a third consecutive year, the municipal bond market offered positive returns. In general, the bond market was aided by strong demand, as investors shied away from the stock market in light of economic uncertainty, corporate scandals and the threat of war. Relatively stable interest rates were also an aid to market performance. The Federal Reserve lowered short-term interest rates early in the period and again late in the period as the economy struggled and consumer confidence sagged. The volume of new municipal bonds increased as cities and states faced budget deficits and revenue shortfalls. However, investor demand for bonds also rose, and that helped support returns throughout the year.

The following report will provide you with more detailed information about the fund's performance and the investment strategies used by portfolio manager Maureen Newman. As always, we thank you for choosing Colonial Investment Grade Municipal Fund and for giving us the opportunity to help you build a strong financial future.

/s/ Keith T. Banks

Keith T. Banks
President



             o NOT FDIC INSURED o MAY LOSE VALUE o NO BANK GUARANTEE




Economic and market conditions change frequently. There is no assurance that the trends described in this report will continue or commence.

PORTFOLIO MANAGER'S REPORT

For the 12-month period ended November 30, 2002, Colonial Investment Grade Municipal Trust generated a total return of 6.36%, based on net asset value. The trust outperformed the average 6.26% return of its peer group, the Lipper General Municipal Debt Funds (Leveraged).

During the fiscal year, uncertainty pervaded the financial markets as weak economic growth, concerns about corporate governance and geopolitical issues dominated market sentiment. In this environment, investors sought safe havens for their assets, and many turned to high-quality municipal bonds. Because the trust had invested significant assets in high-quality, long duration bonds, it was well positioned to take advantage of this emphasis on quality. (Duration measures a bond's sensitivity to interest rate changes. See sidebar). The long duration bonds in the portfolio were strong performers during market rallies and the biggest contributors to the trust's return. The trust's leverage also boosted its income stream, which, in turn, enhanced the income available for distribution to the trust's shareholders.

Toward the end of the fiscal year, we sold some of the bonds that had performed well and invested the proceeds in lower-rated investment grade bonds, which were laggards for the entire fiscal period. We believe these securities have the potential to perform well as economic growth improves. When adding bonds to the portfolio, we found some of the best values in school districts, which are supported by property taxes, and in the electric utility and housing sectors.

We have structured the portfolio to take advantage of a slowly improving economy and a stable or slightly rising interest-rate environment. Because most states project large budgetary imbalances, we have been cautious about investing in areas that depend on state government spending and that may be affected by spending cuts. We believe some of the best opportunities will continue to come from the essential services sectors, such as utilities and water and sewer.

/s/ Maureen G. Newman

Maureen G. Newman

Maureen G. Newman is the portfolio manager of Colonial Investment Grade Municipal Trust and a senior vice president of Colonial Management Associates, Inc., an affiliate of Columbia Management Group. Ms. Newman received her BA in economics from Boston College and her MBA from Babson College. She is a Chartered Financial Analyst, a member of the Boston Security Analysts Society and former chairman of the National Federation of Municipal Analysts.




Past performance is no guarantee of future investment results. The principal value and investment returns will fluctuate, resulting in a gain or loss on sale.

Tax-exempt investing offers current tax-free income, but it also involves certain risks. The value of the trust shares will be affected by interest rate changes and the creditworthiness of issues held in the trust. Investing in high yield securities offers the potential for high current income and attractive total return, but involves certain risks. Lower-rated bond risks include default of the issuer and rising interest rates. Interest income from certain tax-exempt bonds may be subject to the federal alternative minimum tax for individuals and corporations.

Lipper Inc., a widely respected data provider in the industry, calculates an average total return for mutual funds with similar investment objectives as those of the trust.





PRICE PER SHARE AS OF 11/30/02 ($)

Net asset value         11.04
--------------------------------
Market price            10.09
--------------------------------

1-YEAR TOTAL RETURNS (%)
Net asset value          6.36
--------------------------------
Market price            -1.10
--------------------------------

DISTRIBUTIONS DECLARED
PER COMMON SHARE
12/1/01-11/30/02 ($)
                         0.67
--------------------------------

A portion of the trust's income may be subject to the alternative minimum tax. The trust may at times purchase tax-exempt securities at a discount from their original issue price. Some or all of this discount may be included in the trust's ordinary income, and any market discount is taxable when distributed.

TOP 10 INDUSTRY SECTORS AS OF  11/30/02 (%)

Local general obligations18.5
--------------------------------
State appropriated        8.4
--------------------------------
Hospitals                 7.5
--------------------------------
Education                 7.5
--------------------------------
Investor owned utilities  5.9
--------------------------------
State general obligations 5.6
--------------------------------
Special non-property tax  4.9
--------------------------------
Toll facilities           4.5
--------------------------------
Refunded/escrowed         4.5
--------------------------------
Water & sewer             4.0
--------------------------------

QUALITY BREAKDOWN AS OF
11/30/02 (%)
AAA                      62.0
--------------------------------
AA                       14.5
--------------------------------
A                         4.9
--------------------------------
BBB                       8.0
--------------------------------
BB                        1.2
--------------------------------
Non-rated                 7.8
--------------------------------
Cash equivalents          1.6
--------------------------------

Quality breakdowns are calculated as a percentage of total investments, including short-term obligations. Ratings shown in the quality breakdown represent the highest rating assigned to a particular bond by one of the following nationally-recognized rating agencies: Standard & Poor's Corporation, Moody's Investors Service, Inc. or Fitch Investors Service, Inc. Sector breakdowns are calculated as a percentage of net assets.

Because the trust is actively managed, there can be no guarantee that the fund will continue to maintain this quality breakdown or invest in these sectors in the future.

ABOUT DURATION
Duration is a measure, expressed in years, of interest-rate sensitivity. It's similar to maturity, but because it takes into consideration the entire stream of future principal and interest payments and how long it will take to collect them, it is a more complex and also a more accurate measure of a trust's exposure to changing interest rates.

Because we are active duration managers, we tend to use duration as a tactical tool to anticipate or respond to interest rate changes. Because bond prices move in the opposite direction that interest rates are moving, we lower duration when we expect interest rates to rise and we raise duration when we expect interest rates to fall. This adjustment provides the potential to benefit performance. If we are wrong and interest rates rise after we lengthen duration or fall after we shorten duration, fund performance could be hurt.

INVESTMENT PORTFOLIO

November 30, 2002

MUNICIPAL BONDS - 97.2%                    PAR        VALUE
-------------------------------------------------------------
EDUCATION - 8.4%
EDUCATION - 7.5%
AL University of South Alabama,
   Series 1999,
     (a) 11/15/18                   $2,500,000  $ 1,143,700
IL State University Auxiliary
   Facilities, Series 1998,
     5.500% 12/01/23                 1,085,000    1,155,048
MA State College Building Authority,
   Series 1999 A,
     (a) 05/01/23                    2,710,000      909,178
MA State Health & Educational
   Facilities Authority, Brandeis
   University, Series 1998 I,
     4.750% 10/01/28                 1,500,000    1,425,180
MA State Industrial Finance Agency:
   Tabor Academy, Series 1998,
     5.400% 12/01/28                 1,000,000      967,460
   Tufts University, Series 1998 H,
     4.750% 02/15/28                 1,000,000      955,910
MN University of Minnesota:
   Series 1996 A,
     5.750% 07/01/14                   500,000      570,515
   Series 1999 A,
     5.500% 07/01/21                 2,000,000    2,173,380
MO State Health & Educational
   Facilities Authority Central Institute
   for the Deaf, Series 1999,
     5.850% 01/01/22                   600,000      637,224
NY St. Lawrence County Industrial
   Development Agency,
   St. Lawrence University, Series 1998 A,
     5.500% 07/01/13                 1,465,000    1,606,021
TX Texas Tech University,
   Series 1999,
     5.000% 02/15/29                 2,500,000    2,453,250
                                               ------------
                                                 13,996,866
                                               ------------
STUDENT LOAN - 0.9%
NE Nebhelp, Inc., Series 1993 A-6,
     6.450% 06/01/18                 1,500,000    1,669,020
                                               ------------

-----------------------------------------------------------
HEALTH CARE - 10.4%
CONGREGATE CARE RETIREMENT - 0.3%
FL Capital Projects Finance Authority,
   Glenridge on Palmer Ranch,
   Series 2002 A,
     8.000% 06/01/32                   500,000      474,955
                                               ------------

HOSPITALS - 7.5%
FL Orange County Health Facilities Authority,
   Orlando Regional Healthcare System:
   Series 1996 C,
     6.250% 10/01/13                   720,000      850,169
   Series 1999,
     6.000% 10/01/26                   175,000      178,468
   Series 2002,
     5.750% 12/01/32                   150,000      150,679





                                           PAR        VALUE
------------------------------------------------------------
FL South Broward Hospital District,
   Series 2002,
     5.625% 05/01/32                $1,000,000   $  987,900
IL Southwestern Illinois Development
   Authority, Anderson Hospital,
   Series 1999,
     5.375% 08/15/15                   380,000      362,136
IL State Development Finance Authority,
   Adventist Health System, Series 1999,
     5.500% 11/15/20                   900,000      879,210
IL State Health Facilities Authority,
   Swedish American Hospital,
   Series 2000,
     6.875% 11/15/30                   500,000      533,290
LA Jefferson Parish Hospital Service
   District 2, Series 1998,
     5.250% 07/01/12                 1,000,000    1,062,710
LA State Public Facilities Authority,
   Touro Infirmary, Series 1999 A,
     5.625% 08/15/29                   500,000      487,480
MA State Health & Educational Facilities
   Authority, South Shore Hospital,
   Series 1999 F,
     5.750% 07/01/29                 1,000,000      994,550
MD State Health & Educational
   Facilities Authority, University of
   Maryland Medical System,
   Series 2000,
     6.750% 07/01/30                   250,000      269,365
MI Flint Hospital Building Authority,
   Hurley Medical Center, Series 1998 B,
     5.375% 07/01/28                   500,000      421,220
MN St. Paul Housing & Redevelopment
   Authority, Healtheast, Inc.,
   Series 1993 B,
     6.625% 11/01/17                   250,000      213,907
NC State Medical Care Commission,
   Gaston Health Care, Series 1998,
     5.000% 02/15/29                 1,010,000      941,572
NH Higher Educational & Health Facilities,
   Catholic Medical Center, Series 1989,
     6.000% 07/01/17                 2,500,000    2,500,525
NV Henderson, Catholic Healthcare West,
   Series 1999 A,
     6.750% 07/01/20                   500,000      521,780
NY New York City Industrial
   Development Agency,
   Staten Island University Hospital,
   Series 2002 C,
     6.450% 07/01/32                   400,000      394,460
TN Metropolitan Government, Nashville
   & Davidson Counties, Meharry Medical
   College, Series 1996,
     6.000% 12/01/16                 1,575,000    1,825,630
TX Comal County Health Facilities
   Development, McKenna Memorial,
   Series 2002 A,
     6.250% 02/01/32 (b)               500,000      486,235
                                               ------------
                                                 14,061,286
                                               ------------




See notes to investment portfolio.

November 30, 2002

MUNICIPAL BONDS (CONTINUED)                PAR        VALUE
-------------------------------------------------------------
HEALTH CARE (CONTINUED)
INTERMEDIATE CARE FACILITIES - 0.2%
IL State Development Finance Authority,
   Hoosier Care, Inc., Series 1999 A,
     7.125% 06/01/34                $  475,000   $  403,911
                                               ------------

NURSING HOMES - 2.4%
AK Juneau, St. Ann's Care Center,
   Series 1999,
     6.875% 12/01/25                   500,000      493,170
CO Health Care Facilities Authority,
   Pioneer Health Care, Series 1989,
     10.500% 05/01/19                1,620,000    1,567,350
DE State Economic Development
   Authority, Churchman Village
   Project, Series 1991 A,
     10.000% 03/01/21                  920,000    1,001,696
PA Chester County Industrial Development
   Authority, Pennsylvania Nursing
   Home, Inc., Series 2002,
     8.500% 05/01/32                   765,000      709,629
PA Delaware County Authority,
   Main Line and Haverford Nursing,
   Series 1992,
     9.000% 08/01/22                   565,000      339,000
WI State Health & Educational Facilities
   Authority, Metro Health
   Foundation, Inc., Series 1993,
     11.000% 11/01/22 (c)            1,300,000      442,000
                                               ------------
                                                  4,552,845
                                               ------------

-----------------------------------------------------------
HOUSING - 3.1%
ASSISTED LIVING/SENIOR - 0.3%
TX Bell County Health Facilities
   Development Corp., Care Institute, Inc.,
   Series 1994,
     9.000% 11/01/24                   475,000      487,317
                                               ------------

MULTI-FAMILY - 2.5%
AZ Maricopa County Industrial
   Development Authority,
   National Health Facilities II Project,
     5.100% 01/01/33                 2,500,000    2,517,700
FL Broward County Housing Finance
   Authority, Chaves Lake Apartment
   Project, Series 2000,
     7.500% 07/01/40                   500,000      510,210
FL Clay County Housing Finance Authority,
   Madison Commons Apartments,
   Series 2000 A,
     7.450% 07/01/40                   250,000      255,115






                                           PAR        VALUE
------------------------------------------------------------
MN White Bear Lake, Birch Lake
   Townhome Project:
   Series 1989 A,
     10.250% 07/15/19               $  775,000   $  790,726
   Series 1989 B,
     (a) 07/15/19 (d)                  678,000      459,674
Resolution Trust Corp.,
   Pass Through Certificates,
   Series 1993 A,
     8.500% 12/01/16 (e)               227,741      228,226
                                               ------------
                                                  4,761,651
                                               ------------
SINGLE FAMILY - 0.3%
CO State Housing Finance Authority,
   Series 2000 B-2,
     7.250% 10/01/31                   320,000      342,086
IL Chicago, Series 2000 A,
     7.150% 09/01/31                   290,000      307,992
                                               ------------
                                                    650,078
                                               ------------

-----------------------------------------------------------
INDUSTRIAL - 2.0%
FOOD PRODUCTS - 0.5%
NE Washington County Waste Water
   Facilities, Cargill, Inc., Series 2002,
     5.900% 11/01/27                 1,000,000      984,560
                                               ------------

FOREST PRODUCTS - 0.5%
MN International Falls, Boise Cascade
   Corp., Series 1999,
     6.850% 12/01/29                 1,000,000      999,990
                                               ------------

MANUFACTURING - 0.9%
KS Wichita Airport Authority Facilities,
   Cessna Citation Service Center,
   Series 2002 A,
     6.250% 06/15/32                   475,000      484,647
MN Brooklyn Park, TL Systems Corp.,
   Series 1991,
     10.000% 09/01/16                  805,000      850,813
MO State Development Finance Board,
   Procter & Gamble Co., Series 1999,
     5.200% 03/15/29                   250,000      249,625
                                               ------------
                                                  1,585,085
                                               ------------
OIL & GAS - 0.1%
TX Gulf Coast Industrial Development
   Authority, Citgo Petroleum,
   Series 1998,
     8.000% 04/01/28 (f)               250,000      257,352
                                               ------------

-----------------------------------------------------------
OTHER - 5.6%
OTHER - 0.3%
SC Tobacco Settlement Revenue
   Management Authority,
   Series 2001 B,
     6.375% 05/15/28                   400,000      389,920






See notes to investment portfolio.

November 30, 2002

MUNICIPAL BONDS (CONTINUED)                PAR        VALUE
-------------------------------------------------------------
OTHER (CONTINUED)
OTHER (CONTINUED)
WI Badger Tobacco Asset Securitization Corp.,
   Series 2002,
     6.375% 06/01/32                $  250,000   $  240,848
                                               ------------
                                                    630,768
                                               ------------
POOL/BOND BANK - 0.8%
FL State Municipal Loan Council,
   Series 2000 A,
     (a) 04/01/21                      520,000      194,672
KS State Development Finance Authority,
   Water Pollution Control,
     5.500% 11/01/17                 1,125,000    1,248,862
                                               ------------
                                                  1,443,534
                                               ------------
REFUNDED/ESCROWED (g) - 4.5%
CA San Joaquin Hills Transportation
   Corridor Agency,
   Series 1993,
     (a) 01/01/23                    5,250,000    1,817,760
CA State Educational Facilities Authority,
   Santa Clara University, Series 1996,
     5.000% 09/01/15                   800,000      896,048
DC District of Columbia,
   Series 1999 A,
     5.375% 06/01/18                   360,000      405,198
DE State Economic Development
   Authority, Osteopathic Hospital
   Association of Delaware,
   Series 1992 A,
     9.500% 01/01/22                   215,000      241,709
FL Orange County Health Facilities
   Authority, Orlando Regional
   Healthcare System,
   Series 1996 C,
     6.250% 10/01/13                 1,740,000    2,084,885
NC Lincoln County, Lincoln County
   Hospital, Series 1991,
     9.000% 05/01/07                   105,000      121,146
NC State Municipal Power Agency,
   Catawba No. 1,  Series 1986,
     5.000% 01/02/20                 1,670,000    1,737,017
TN Shelby County, Health, Education
   & Housing Facilities Board, Open
   Arms Development Center:
   Series 1992 A,
     9.750% 08/01/19                   425,000      541,875
   Series 1992 C,
     9.750% 08/01/19                   425,000      541,935
                                               ------------
                                                  8,387,573
                                               ------------

-----------------------------------------------------------
OTHER REVENUE - 0.8%
RECREATION - 0.8%
DC District of Columbia,
   Smithsonian Institution, Series 1997,
     5.000% 02/01/28                 1,000,000      976,010




                                           PAR        VALUE
-------------------------------------------------------------
FL Capital Trust Agency,
   Seminole Tribe Convention Center,
   Series 2002 A,
     10.000% 10/01/33               $  500,000   $  514,575
                                               ------------
                                                  1,490,585
                                               ------------

-----------------------------------------------------------
RESOURCE RECOVERY - 1.2%
DISPOSAL - 0.6%
IL Development Finance Authority,
   Waste Management, Inc., Series 1997,
     5.050% 01/01/10 (f)               500,000      484,915
MA State Industrial Finance Agency,
   Peabody Monofill Associates, Inc.,
   Ogden Haverhill Project,
   Series 1995,
     9.000% 09/01/05                   115,000      120,542
MI State Strategic Fund, United
   Waste Systems, Inc.,
   Series 1995,
     5.200% 04/01/10                   500,000      489,825
                                               ------------
                                                  1,095,282
                                               ------------
RESOURCE RECOVERY - 0.6%
MA State Industrial Finance Agency,
   Peabody Monofill Associates, Inc.,
   Ogden Haverhill Project,
   Series 1998 A,
     5.450% 12/01/12                 1,250,000    1,133,150
                                               ------------

-----------------------------------------------------------
TAX-BACKED - 39.6%
LOCAL APPROPRIATED - 1.7%
MN Hibbing Economic Development
   Authority, Series 1997,
     6.400% 02/01/12                   335,000      340,474
MO St. Louis Industrial Development
   Authority, St. Louis Convention
   Center, Series 2000,
     (a) 07/15/18                      300,000      138,024
TX Houston, Series 2000,
     6.400% 06/01/27                 1,000,000    1,129,170
TX Houston Independent School
   District, Public Facilities Corp.,
   Series 1998 A,
     (a) 09/15/13                    2,500,000    1,535,000
                                               ------------
                                                  3,142,668
                                               ------------
LOCAL GENERAL OBLIGATIONS - 18.5%
AK North Slope Borough,
   Series 2001 A,
     (a) 06/30/12                    2,000,000    1,312,820
CA Carlsbad Unified School District,
   Series 1997,
     (a) 05/01/22                    2,730,000      957,111
CA Las Virgenes Unified School District,
   Series 2001 C,
     (a) 11/01/22                    1,210,000      412,925





See notes to investment portfolio.

November 30, 2002

MUNICIPAL BONDS (CONTINUED)                PAR        VALUE
-------------------------------------------------------------
TAX-BACKED (CONTINUED)
LOCAL GENERAL OBLIGATIONS (CONTINUED)
CA Los Angeles County, Series 1999 A,
     (a) 08/01/21                   $2,135,000   $  785,701
CA Modesto High School District,
   Stanislaus County, Capital Appreciation,
   Series 2002 A,
     (a) 08/01/19                    1,350,000      570,834
CA Vallejo City Unified School District,
   Series 2002 A,
     5.900% 08/01/25                 2,000,000    2,268,840
CA West Contra Costa Unified
   School District,
   Series 2001 B,
     6.000% 08/01/24                   250,000      286,810
CO El Paso County School District
   No. 11, Colorado Springs,
   Series 1996,
     7.125% 12/01/19                 1,870,000    2,398,238
CO Highlands Ranch Metropolitan
   District, Series 1996,
     6.500% 06/15/11                 1,375,000    1,634,834
IL Chicago:
   Series 1995 A-2,
     6.250% 01/01/14                 1,480,000    1,732,355
   Series 1999,
     5.500% 01/01/23                 1,000,000    1,073,430
   Series 2001 A,
     (a) 01/01/15                    3,000,000    1,672,920
IL Chicago Board of Education,
   Series 1998 B-1:
     (a) 12/01/11                    1,000,000      679,320
     (a) 12/01/21                    2,000,000      713,700
IL St. Clair County,
   Series 1999,
     (a) 10/01/16                    2,000,000    1,007,040
IL St. Clair County Public Building
   Commission, Series 1997 B,
     (a) 12/01/13                    2,000,000    1,212,420
IL Will County School District No. 17,
   Series 2001,
     8.500% 12/01/15                 1,400,000    1,948,506
MI Garden City School District,
   Series 2001,
     5.500% 05/01/16                   325,000      349,684
MI St. Johns Public School, Series 1998,
     5.100% 05/01/25                 1,000,000    1,017,420
NY New York City, Series 1997 A,
     7.000% 08/01/07                 2,000,000    2,296,580
OH Olmsted Falls School District,
   Series 1999,
     5.500% 12/01/02                   380,000      380,000
PA Erie, Series 2001 C,
     (a) 11/15/26                    2,000,000      541,220





                                           PAR        VALUE
-------------------------------------------------------------
TX Brenham, Certificates of Obligation,
   Series 2001,
     5.375% 08/15/16                $1,040,000  $ 1,108,765
TX Houston Independent School District,
   Series 1999 A,
     4.750% 02/15/22                 5,000,000    4,816,550
TX Hurst Euless Bedford Independent
   School District, Series 1998,
     4.500% 08/15/25                 2,500,000    2,293,125
TX La Joya Independent School District,
   Series 1998,
     5.500% 02/15/12                 1,000,000    1,083,560
                                               ------------
                                                 34,554,708
                                               ------------
SPECIAL NON-PROPERTY TAX - 4.9%
CA San Diego Redevelopment Agency,
   Capital Appreciation
   Tax Allocation Center,
   Series 2001,
     (a) 09/01/21                    3,725,000    1,366,218
CT State Special Tax Obligation
   Infrastructure, Series 2001 A,
     5.375% 10/01/16                   500,000      539,145
FL Tampa Sports Authority,
   Tampa Bay Arena Project, Series 1995,
     5.750% 10/01/25                 1,000,000    1,113,030
NM Dona Ana County, Series 1998,
     5.500% 06/01/15                 1,000,000    1,116,170
NY New York City Transitional
   Finance Authority,
   Series 1998 C,
     4.750% 05/01/23                 2,000,000    1,928,960
NY State Local Government
   Assistance Corp.,
   Series 1993 E,
     5.000% 04/01/21                 3,000,000    3,028,590
                                               ------------
                                                  9,092,113
                                               ------------
SPECIAL PROPERTY TAX - 0.5%
CA Contra Costa County Public Financing
   Authority, Series 1992 A,
     7.100% 08/01/22                   365,000      372,767
CA Huntington Beach Community
   Facilities District, Grand
   Coast Resort, Series 2001,
     6.450% 09/01/31                   300,000      306,726
FL Double Branch Community
   Development District,
   Series 2002 A,
     6.700% 05/01/34                   335,000      333,670
FL Lexington Oaks Community
   Development District,
   Series 1998 B,
     5.500% 05/01/05                    15,000       15,046
                                               ------------
                                                  1,028,209
                                               ------------



See notes to investment portfolio.

November 30, 2002

MUNICIPAL BONDS (CONTINUED)                PAR        VALUE
------------------------------------------------------------
TAX-BACKED (CONTINUED)
STATE APPROPRIATED - 8.4%
IN State Office Building Commission,
   Women's Prison, Series 1995 B,
     6.250% 07/01/16                $2,820,000  $ 3,333,325
KY State Property & Buildings
   Commission, Project No. 73,
   Series 2001,
     5.500% 11/01/14                   455,000      495,440
NY New York State Dormitory Authority:
   City University, Series 1993 A,
     5.750% 07/01/18                 5,000,000    5,684,550
   Mental Health Services,
   Series 1998 C,
     5.000% 02/15/11                 1,485,000    1,564,581
   State University,
   Series 2000 C,
     5.750% 05/15/17                 1,000,000    1,136,380
NY State Urban Development Corp.,
     5.600% 04/01/15                 1,000,000    1,108,220
UT State Building Ownership Authority,
   Facilities Master Lease,
   Series 1998 C,
     5.500% 05/15/19                 1,750,000    1,913,398
WV State Building Commission,
   Series 1998 A,
     5.375% 07/01/18                   500,000      543,925
                                               ------------
                                                 15,779,819
                                               ------------
STATE GENERAL OBLIGATIONS - 5.6%
CA State, Series 1995,
     5.750% 03/01/19                    70,000       72,302
DC District of Columbia,
   Series 1999 A,
     5.375% 06/01/18                   890,000      937,072
MA State, Series 1998 C,
     5.250% 08/01/17                 1,000,000    1,074,270
NJ State, Series 2001,
     5.250% 07/01/16                 2,000,000    2,178,840
PR Commonwealth of Puerto Rico:
   Aqueduct & Sewer Authority,
   Series 1995:
     6.250% 07/01/12                 1,000,000    1,189,110
     6.250% 07/01/13                   750,000      898,065
   Series 2001,
     5.500% 07/01/17                 1,000,000    1,126,680
TX State, Series 1999 ABC,
     5.500% 08/01/35                 2,000,000    2,056,220
WA State, Series 1998 A,
     4.500% 07/01/23                 1,000,000      927,640
                                               ------------
                                                 10,460,199
                                               ------------
------------------------------------------------------------


                                           PAR        VALUE
------------------------------------------------------------
TRANSPORTATION - 11.2%
AIR TRANSPORTATION - 1.8%
CA Los Angeles Regional Airport
   Improvement Corp.,
   American Airlines, Inc.,
   Series 2000 C,
     7.500% 12/01/24 (f)            $  750,000   $  575,662
IL Chicago O'Hare International Airport,
   United Airlines, Inc., Series 2000 A,
     6.750% 11/01/11 (h)               800,000      142,024
KY Kenton County Airport Board,
   Delta Airlines, Inc.,
   Series 1992 A:
     7.500% 02/01/12                   250,000      213,787
     7.500% 02/01/20                   200,000      164,466
MN Minneapolis & St. Paul
   Metropolitan Airport Commission,
   Northwest Airlines,
   Series 2001 A,
     7.000% 04/01/25                   350,000      256,406
NC Charlotte, US Airways, Inc.:
   Series 1998,
     5.600% 07/01/27 (i)               500,000      241,880
   Series 2000,
     7.750% 02/01/28 (i)               500,000      271,515
NY Port Authority of New York &
   New Jersey JFK International
   Air Terminal,
   Series 1997,
     6.250% 12/01/08                 1,000,000    1,144,120
TX Houston Industrial Development
   Corp., Air Cargo, Perot Development,
   Series 2002,
     6.000% 03/01/23                   400,000      400,320
                                               ------------
                                                  3,410,180
                                               ------------
AIRPORTS - 3.3%
CO Denver City & County Airport,
   Series 1997 E,
     5.250% 11/15/23                   110,000      111,340
MA State Port Authority:
   Series 1998 D,
     5.000% 07/01/28                 2,500,000    2,459,100
   Series 1999, IFRN,
     10.020% 07/01/29 (f)            1,000,000    1,126,040
MN Minneapolis-St. Paul Metropolitan
   Airport Commission, Series 1998,
     5.250% 01/01/13                 1,000,000    1,051,510
OH Cleveland Airport System,
   Series 2001 A,
     5.000% 01/01/31                 1,465,000    1,451,830
                                               ------------
                                                  6,199,820
                                               ------------




See notes to investment portfolio.

November 30, 2002

MUNICIPAL BONDS (CONTINUED)                PAR        VALUE
-------------------------------------------------------------
TRANSPORTATION (CONTINUED)
TOLL FACILITIES - 4.5%
CA Foothill/Eastern Transportation
   Corridor Agency, Series 1995 A,
     5.000% 01/01/35                $1,000,000   $  902,790
CA San Joaquin Hills Transportation
   Corridor Agency, Series 1997 A,
     (a) 01/15/15                    2,000,000    1,119,800
CO State Public Highway Authority,
   E-470, Series 1997 B,
     (a) 09/01/11                    2,000,000    1,376,840
MA State Turnpike Authority,
   Series 1999 A:
     4.750% 01/01/34                 1,850,000    1,733,080
     5.000% 01/01/39                 2,000,000    1,950,960
NH State Turnpike Systems,
   Series 1991 C, IFRN,
     11.870% 11/01/17 (f)            1,000,000    1,301,520
                                               ------------
                                                  8,384,990
                                               ------------
TRANSPORTATION - 1.6%
IL Regional Transportation Authority,
   Series 1994 C,
     7.750% 06/01/20                 1,000,000    1,346,680
NV State Department of Business &
   Industry, Las Vegas Monorail Project,
   Series 2000:
     7.375% 01/20/30                   250,000      242,655
     7.375% 01/01/40                   250,000      240,625
OH Toledo-Lucas County Port Authority,
   CSX Transportation, Inc., Series 1992,
     6.450% 12/15/21 (f)             1,000,000    1,057,070
                                               ------------
                                                  2,887,030
                                               ------------

-----------------------------------------------------------
UTILITY - 14.9%
INDEPENDENT POWER PRODUCER - 0.6%
MI Midland County Economic
   Development Corp.,
   Series 2000,
     6.875% 07/23/09                   600,000      598,590
NY New York City Industrial
   Development Agency, Brooklyn
   Navy Yard Partners, Series 1997,
     5.650% 10/01/28                   200,000      187,512
PR Commonwealth of Puerto Rico
   Industrial, Educational, Medical &
   Environmental Cogeneration
   Facilities, AES Project,
   Series 2000,
     6.625% 06/01/26                   325,000      335,322
                                               ------------
                                                  1,121,424
                                               ------------
INVESTOR OWNED - 5.9%
AZ Maricopa County Pollution
   Control Revenue,
   El Paso Electric Co.,
   Series 2002 A,
     6.250% 05/01/37 (f)               500,000      501,885




                                           PAR        VALUE
------------------------------------------------------------
IN Petersburg, Indiana Power & Light Co.,
   Series 1993 B,
     5.400% 08/01/17                $3,000,000  $ 3,277,350
MI State Strategic Fund,
   Detroit Edison Co.,
   Series 1998 A,
     5.550% 09/01/29                 3,000,000    3,081,330
MS State Business Finance Corp.,
   Systems Energy Resources Project,
   Series 1998,
     5.875% 04/01/22                 1,000,000      901,700
OH State Air Quality Development
   Authority, Cleveland
   Electric Illumination,
   Series 2002 A,
     6.000% 12/01/13                   850,000      866,864
TX Brazos River Authority,
   Pollution Control,
   TXU Electric Co., Series 2001,
     5.750% 05/01/36 (f)               500,000      451,255
TX Matagorda County Navigation
   District No.1, Houston Light &
   Power Co., Series 1997,
     5.125% 11/01/28 (f)             2,000,000    1,962,220
                                               ------------
                                                 11,042,604
                                               ------------
JOINT POWER AUTHORITY - 2.5%
IN State Municipal Power Agency,
   Series 1993 B,
     6.000% 01/01/12                 2,000,000    2,302,220
MA Municipal Wholesale Electric Co.,
   Power Supply System, Project 6-A,
     5.250% 07/01/14                 1,000,000    1,073,670
NC State Municipal Power Agency.
   Catawba Electric No. 1,
   Series 1998 A,
     5.500% 01/01/15                   640,000      709,235
OH Municipal Electricity
   Generation Agency,
   Series 2001:
     (a) 02/15/25                    1,000,000      306,210
     (a) 02/15/30                    1,000,000      230,890
                                               ------------
                                                  4,622,225
                                               ------------
MUNICIPAL ELECTRIC - 1.9%
CA State Water Resources Authority,
   Series 2002 A,
     5.500% 05/01/14                 1,000,000    1,108,670
NC University of North Carolina at
   Chapel Hill, Series 1997,
     (a) 08/01/14                    1,000,000      590,800
NE Public Power District, Series 1998 A,
     5.250% 01/01/11                   500,000      539,780
TN Metropolitan Government, Nashville
   & Davidson Counties, Series 1996 A,
     (a) 05/15/09                    1,825,000    1,431,895
                                               ------------
                                                  3,671,145
                                               ------------





See notes to investment portfolio.

November 30, 2002


MUNICIPAL BONDS (CONTINUED)                PAR        VALUE
-------------------------------------------------------------
UTILITY (CONTINUED)
WATER & SEWER - 4.0%
GA Atlanta, Series 1993,
     5.500% 11/01/22 (j)            $1,000,000  $ 1,074,400
MA State Water Resources Authority,
   Series 1998 A,
     4.750% 08/01/27                 3,000,000    2,863,080
MS Five Lakes Utility District,
     8.250% 07/15/24                   140,000      130,900
NY New York City Municipal
   Water Finance Authority,
   Water & Sewer System, Capital
   Appreciation, Series 1998 D,
     (a) 06/15/20                    3,900,000    1,590,030
WA King County, Series 1999,
     5.250% 01/01/30                 1,750,000    1,765,978
                                               ------------
                                                  7,424,388
                                               ------------
TOTAL MUNICIPAL BONDS
   (cost of $174,020,433)                       181,887,330
                                               ------------

MUNICIPAL PREFERRED STOCK - 0.3%       SHARES
-----------------------------------------------------------
HOUSING - 0.3%
MULTI-FAMILY - 0.3%
Charter Municipal Mortgage
   Acceptance Co.,
     7.600% 11/30/50 (e)
   (cost of $500,000)                  500,000      545,625
                                               ------------

SHORT-TERM OBLIGATIONS - 1.6%              PAR
-----------------------------------------------------------
VARIABLE RATE DEMAND NOTES (K) - 1.6%
ID Health Facilities Authority Revenue,
   St. Luke's Regional Medical Center,
   Series 1995,
     1.250% 05/01/22                 $ 400,000      400,000
MS Jackson County Pollution Control,
   Chevron USA, Inc., Series 1993,
     1.300% 06/01/23                   200,000      200,000
NY Long Island Power Authority,
   Series 1998 B,
     1.300% 05/01/33                 1,900,000    1,900,000
NY New York,
   Series 1993 A-7,
     1.300% 08/01/21                   500,000      500,000
                                               ------------

TOTAL SHORT-TERM OBLIGATIONS
   (cost of $3,000,000)                           3,000,000
                                               ------------

TOTAL INVESTMENTS - 99.1%
   (cost of $177,520,433)(l)                    185,432,955
                                               ------------

OTHER ASSETS & LIABILITIES, NET - 0.9%            1,617,129
-----------------------------------------------------------

NET ASSETS* - 100.0%                           $187,050,084
                                               ------------



NOTES TO INVESTMENT PORTFOLIO:
--------------------------------------------------------------------------------
(a) Zero coupon bond.
(b) Settlement of this security is on a delayed delivery basis.
(c) This issuer is in default of certain debt covenants. Income is not being fully accrued.
(d) Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. At November 30, 2002, this security amounted to $459,674, which represents 0.2% of net assets.

Additional information on this security is as follows:

                                  Acquisition    Acquisition
    Security                          Date           Cost
-------------------------------------------------------------
    MN White Bear Lake,
      Birch Lake Townhome Project,
      Series 1989 B,
      (a) 07/15/19                   07/19/89     $ 678,000


(e) This security is exempt from registration under Rule 144A of the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2002, the value of these securities amounted to $773,851, which represents 0.4% of net assets.
(f) Interest rates on variable rate securities change periodically. The rate listed is as of November 30, 2002.
(g) The Trust has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.
(h) As of November 30, 2002, the Trust held bonds of United Airlines, Inc., representing 0.1% of net assets. United Airlines, Inc. filed for bankruptcy protection under Chapter 11 on December 9, 2002.
(i) As of November 30, 2002, the Trust held securities of certain issuers that have filed for bankruptcy protection under Chapter 11 representing 0.3% of net assets.
(j) This security, or a portion thereof with a market value of $612,408, is being used to collateralize open futures contracts.
(k) Variable rate demand notes are considered short-term obligations. Interest rates change periodically on specified dates. These securities are payable on demand and are secured by either letters of credit or other credit support agreements from banks. The rates listed are as of November 30, 2002.
(l) Cost for generally accepted accounting principles is $177,520,433. Cost for federal income tax purposes is $177,277,411. The difference between cost for generally accepted accounting principles and cost on a tax basis is related to amortization/accretion tax elections on fixed-income securities.

Short futures contracts open at November 30, 2002:

                             PAR VALUE               UNREALIZED
                            COVERED BY   EXPIRATION  APPRECIATION
         TYPE                CONTRACTS      MONTH     AT 11/30/02
-----------------------------------------------------------------
Municipal Bond Index        $ 1,200,000      March     $ 7,875
10 Year U.S. Treasury Note   36,300,000      March     177,656
                                                   ------------
                                                      $185,531
                                                   ------------


            ACRONYM                       NAME
-------------------------------------------------------------
             IFRN              Inverse Floating Rate Note

* Net assets represent both Common Shares and Auction Preferred Shares.




See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

November 30, 2002

ASSETS:
Investments, at cost                           $177,520,433
                                               ------------
Investments, at value                          $185,432,955
Cash                                                 75,660
Receivable for:
   Investments sold                                  30,000
   Interest                                       2,914,454
Deferred Trustees' compensation plan                  5,481
Other assets                                            416
                                               ------------
   Total Assets                                 188,458,966
                                               ------------

LIABILITIES:
Payable for:
   Investments purchased on a
        delayed delivery basis                      487,689
   Futures variation margin                         121,937
   Distributions-- common shares                    614,011
   Distributions-- preferred shares                     964
   Management fee                                    98,055
   Pricing and bookkeeping fees                       6,487
   Trustees' fee                                        268
   Audit fee                                         23,920
Deferred Trustees' fee                                5,481
Other liabilities                                    50,070
                                               ------------
   Total Liabilities                              1,408,882
                                               ------------

Auction Preferred Shares (2,400 shares issued and
   outstanding at $25,000 per share)           $ 60,000,000
                                               ------------

COMPOSITION OF NET ASSETS
   APPLICABLE TO COMMON SHARES:
Paid-in capital--  common shares               $126,993,094
Undistributed net investment income                 624,554
Accumulated net realized loss                    (8,665,617)
Net unrealized appreciation on:
   Investments                                    7,912,522
   Futures contracts                                185,531
                                               ------------
Net assets at value applicable to 11,509,000
   common shares of beneficial interest
   outstanding                                 $127,050,084
                                               ------------

Net asset value per common share               $      11.04
                                               ------------




STATEMENT OF OPERATIONS

For the Year Ended November 30, 2002

INVESTMENT INCOME:
Interest                                        $10,635,151
                                               ------------

EXPENSES:
Management fee                                    1,218,623
Pricing and bookkeeping fees                         97,484
Trustees' fee                                        12,221
Preferred shares remarketing commissions            150,170
Custody fee                                           9,567
Other expenses                                      143,880
                                               ------------
   Total Expenses                                 1,631,945
Custody earnings credit                                (877)
                                               ------------
   Net Expenses                                   1,631,068
                                               ------------
Net Investment Income                             9,004,083
                                               ------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS AND FUTURES CONTRACTS:
Net realized gain (loss) on:
   Investments                                      900,956
   Futures contracts                             (2,189,993)
                                               ------------
      Net realized loss                          (1,289,037)
                                               ------------
Net change in unrealized appreciation/
depreciation on:
   Investments                                      913,536
   Futures contracts                               (258,564)
                                               ------------
      Net change in unrealized
         appreciation/depreciation                  654,972
                                               ------------
Net Loss                                           (634,065)
                                               ------------
Net Increase in Net Assets from Operations        8,370,018
                                               ------------

LESS DISTRIBUTIONS DECLARED TO
   PREFERRED SHAREHOLDERS:
From net investment income                         (870,588)
                                               ------------
Net Increase in Net Assets from Operations
   Applicable to Common Shares                  $ 7,499,430
                                               ------------



See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS


                                                                                                   YEAR ENDED NOVEMBER 30,
                                                                                               --------------------------------
INCREASE (DECREASE) IN NET ASSETS:                                                                 2002               2001
------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income                                                                          $ 9,004,083        $ 8,682,715
Net realized gain (loss) on investments and futures contracts                                   (1,289,037)         1,614,053
Net change in unrealized appreciation/depreciation on investments and futures contracts            654,972          4,304,408
                                                                                               -----------        -----------
Net Increase from Operations                                                                     8,370,018         14,601,176
                                                                                               -----------        -----------

LESS DISTRIBUTIONS DECLARED TO PREFERRED SHAREHOLDERS:
From net investment income                                                                        (870,588)        (1,811,142)
                                                                                               -----------        -----------
Net Increase in Net Assets from Operations Applicable to Common Shares                           7,499,430         12,790,034
                                                                                               -----------        -----------

LESS DISTRIBUTIONS DECLARED TO COMMON SHAREHOLDERS:
From net investment income                                                                      (7,722,539)        (6,882,385)
                                                                                               -----------        -----------
Total Increase (Decrease) in Net Assets Applicable to Common Shares                               (223,109)         5,907,649

NET ASSETS APPLICABLE TO COMMON SHARES:
Beginning of period                                                                            127,273,193        121,365,544
                                                                                               -----------        -----------
End of period (including undistributed net investment income of
   $624,554 and $44,867, respectively)                                                        $127,050,084       $127,273,193
                                                                                               -----------        -----------

NUMBER OF TRUST SHARES:
Common Shares:
   Outstanding at end of period                                                                 11,509,000         11,509,000
                                                                                               -----------        -----------
Preferred Shares:
   Outstanding at end of period                                                                      2,400              2,400
                                                                                               -----------        -----------




See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

November 30, 2002

NOTE 1. ACCOUNTING POLICIES

ORGANIZATION:
Colonial Investment Grade Municipal Trust (the "Trust") is a Massachusetts business trust registered under the Investment Company Act of 1940 (the "Act"), as amended, as a diversified, closed-end management investment company. The Trust's investment goal is to seek as high a level of after-tax total return as is consistent with prudent risk, by pursuing current income generally exempt from ordinary federal income tax and opportunities for long-term appreciation from a portfolio primarily invested in investment grade municipal bonds. The Trust is authorized to issue an unlimited number of common shares of beneficial interest and 2,400 Auction Preferred Shares ("APS").

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS:
Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

The Trust may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Trust to subsequently invest at less advantageous prices.


FEDERAL INCOME TAXES:
Consistent with the Trust's policy to qualify as a regulated investment company and to distribute all of its taxable and tax-exempt income, no federal income tax has been accrued.

INTEREST INCOME, DEBT DISCOUNT AND PREMIUM:
Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of the security with a corresponding increase in the cost basis. Premium is amortized against interest income with a corresponding decrease in the cost basis.

Effective December 1, 2001, the Trust adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on all debt securities. The cumulative effect of this accounting change did not impact total net assets of the Trust, but resulted in reclassifications as follows, based on securities held by the Trust on December 1, 2001:

                                     NET UNREALIZED
             COST                     APPRECIATION
            ------                   --------------
           $168,976                    $(168,976)

The effect of this change, for the year ended November 30, 2002, was as follows:

      NET INVESTMENT    NET REALIZED     NET UNREALIZED
          INCOME            GAINS         APPRECIATION
          ------           -------        ------------
         $101,681         $(27,635)         $(74,046)

The Statement of Changes in Net Assets and Financial Highlights for prior periods have not been restated to reflect this change.

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to common shareholders are recorded on the ex-date.

Distributions to preferred shareholders are recorded daily and are payable at the end of each dividend period. Each dividend payment period for the APS is generally seven days. The applicable dividend rate for the APS on November 30, 2002 was 1.24%. For the year ended November 30, 2002, the Trust declared dividends to Auction Preferred shareholders amounting to $870,588 representing an average APS dividend rate of 1.45%.

NOTE 2. FEDERAL TAX INFORMATION

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for discount accretion on debt securities, straddle deferrals, mark-to-market on futures contracts, current year distribution payable, capital loss carryforwards and non-deductible expenses. Reclassifications are made to the Trust's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the year ended November 30, 2002, permanent items identified and reclassified among the components of net assets are as follows:

       UNDISTRIBUTED     ACCUMULATED
      NET INVESTMENT    NET REALIZED         PAID-IN
          INCOME            LOSS             CAPITAL
          ------           -------        ------------
          $(245)            $245               $--

Net investment income, net realized gain (loss) and net assets were not affected by this reclassification.

The tax character of distributions paid to common and APS shareholders during the year was as follows:

                                       TAX-EXEMPT
          ORDINARY INCOME                INCOME
           ------------             ----------------
              $88,367                  $8,504,760

As of November 30, 2002, the components of distributable earnings on a tax basis were as follows:

           UNDISTRIBUTED
            TAX-EXEMPT                 UNREALIZED
              INCOME                  APPRECIATION
           ------------             ----------------
            $1,228,626                 $8,341,075

The following capital loss carryforwards are available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

              YEAR OF                 CAPITAL LOSS
            EXPIRATION                CARRYFORWARD
            ----------                ------------
               2003                    $  172,808
               2004                     1,454,485
               2008                     3,464,384
               2010                     1,238,884
                                      -----------
                                       $6,330,561
                                      -----------


NOTE 3. FEES AND COMPENSATION PAID TO AFFILIATES

MANAGEMENT FEE:
Colonial Management Associates, Inc. (the "Advisor") is the investment advisor of the Trust and furnishes accounting and other services and office facilities for a fee to be paid monthly at the annual rate of 0.65% of the Trust's average weekly net assets, including assets applicable to the APS.

PRICING AND BOOKKEEPING FEES:
The Advisor is responsible for providing pricing and bookkeeping services to the Trust under a Pricing and Bookkeeping Agreement. Under a separate agreement (the "Outsourcing Agreement"), the Advisor has delegated those functions to State Street Bank and Trust Company ("State Street"). The Advisor pays fees to State Street under the Outsourcing Agreement.

Under its pricing and bookkeeping agreement with the Trust, the Advisor receives from the Trust an annual flat fee of $10,000, paid monthly, and in any month that the Trust's average weekly net assets, including assets applicable to the APS, are more than $50 million, a monthly fee equal to the average weekly net assets, including assets applicable to the APS, of the Trust for that month multiplied by a fee rate that is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement. For the year ended November 30, 2002, the net asset based fee rate was 0.036%. The Trust also pays out-of-pocket costs for pricing services.

OTHER:
The Trust pays no compensation to its officers, all of whom are employees of the Advisor or its affiliates.

The Trust's Independent Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Trust's assets.

The Trust has an agreement with its custodian bank under which $877 of custody fees were reduced by balance credits for the year ended November 30, 2002. The Trust could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

NOTE 4. PREFERRED SHARES
The Trust currently has outstanding 2,400 APS. The APS are redeemable at the option of the Trust on any dividend payment date at the redemption price of $25,000 per share, plus an amount equal to any dividends accumulated on a daily basis unpaid through the redemption date (whether or not such dividends have been declared).

Under the Act, the Trust is required to maintain asset coverage of at least 200% with respect to the APS as of the last business day of each month in which any APS are outstanding. Additionally, the Trust is required to meet more stringent asset coverage requirements under the terms of the APS and in accordance with the guidelines prescribed by the rating agencies. Should these requirements not be met, or should dividends accrued on the APS not be paid, the Trust may be restricted in its ability to declare dividends to common shareholders or may be required to redeem certain of the APS. At November 30, 2002, there were no such restrictions on the Trust.

Under Emerging Issues Task Force ("EITF") promulgation Topic D-98, Classification and Measurement of Redeemable Securities, which was issued on July 19, 2001, preferred securities that are redeemable for cash or other assets are classified outside of permanent equity to the extent that the redemption is at a fixed or determinable price and at the option of the holder or upon the occurrence of an event that is not solely within the control of the issuer. Subject to the guidance of the EITF, the Trust's preferred shares, which were previously classified as a component of net assets, have been reclassified outside of permanent equity (net assets) in the accompanying financial statements. Prior year amounts have also been reclassified to conform with this presentation. The impact of this reclassification creates no change to the net assets available to common shareholders.

NOTE 5. PORTFOLIO INFORMATION

INVESTMENT ACTIVITY:
For the year ended November 30, 2002, purchases and sales of investments, other than short-term obligations, were $19,278,287 and $24,716,777, respectively.

Unrealized appreciation (depreciation) at November 30, 2002, based on cost of investments for federal income tax purposes, was:

   Gross unrealized appreciation               $ 13,415,076
   Gross unrealized depreciation                 (5,259,532)
                                                -----------
      Net unrealized appreciation              $  8,155,544
                                                -----------

OTHER:
The Trust had greater than 10% of its net assets at November 30, 2002, invested in issuers located in each of the following states; New York, Texas and Massachusetts.

There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

The Trust may focus its investments in certain industries, subjecting it to greater risk than a trust that is more diversified.

The Trust may invest in municipal and U.S. Treasury futures contracts and purchase and write options on futures. The Trust will invest in these instruments to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or when the transactions are economically appropriate to the reduction of risk inherent in the management of the Trust and not for trading purposes. The use of futures contracts and options involves certain risks, which include: (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out positions due to different trading hours, or the temporary absence of a liquid market, for either the instrument or the underlying securities or (3) an inaccurate prediction by the Advisor of the future direction of interest rates. Any of these risks may involve amounts exceeding the amount recognized in the Trust's Statement of Assets and Liabilities at any given time.

Upon entering into a futures contract, the Trust deposits cash or securities with its custodian in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Trust equal to the daily change in the contract value and are recorded as variation margin payable or receivable and offset in unrealized gains or losses. The Trust recognizes a realized gain or loss when the contract is closed or expires. Refer to the Trust's Investment Portfolio for a summary of open futures contacts at November 30, 2002.

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period is as follows (common shares unless otherwise stated):

                                                                                             PERIOD
                                                          YEAR ENDED NOVEMBER 30,            ENDED        YEAR ENDED DECEMBER 31,
                                                 -----------------------------------        NOVEMBER 30,  ------------------------
                                                        2002         2001          2000       1999 (a)       1998         1997
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD              $      11.06  $     10.55  $     10.31  $      11.49  $     11.43  $    10.87
                                                  ------------  -----------  -----------  ------------  -----------  ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                     0.78(b)(c)   0.75(c)      0.81(d)       0.58         0.60        0.62
Net realized and unrealized gain (loss)
   on investments and futures contracts                  (0.05)(b)     0.52         0.27         (1.12)        0.07        0.58
                                                  ------------  -----------  -----------  ------------  -----------  ----------
   Total from Investment Operations                       0.73         1.27         1.08         (0.54)        0.67        1.20
                                                  ------------  -----------  -----------  ------------  -----------  ----------
LESS DISTRIBUTIONS DECLARED TO
   PREFERRED SHAREHOLDERS:
From net investment income                               (0.08)       (0.16)       (0.22)        (0.05)          --          --
                                                  ------------  -----------  -----------  ------------  -----------  ----------
   Total from Investment Operations
      Applicable to Common Shareholders                   0.65         1.11         0.86         (0.59)        0.67        1.20
                                                  ------------  -----------  -----------  ------------  -----------  ----------
LESS DISTRIBUTIONS DECLARED
   TO COMMON SHAREHOLDERS:
From net investment income                               (0.67)       (0.60)       (0.60)        (0.52)       (0.61)      (0.64)
In excess of net investment income                          --           --           --            --           --(e)       --
                                                  ------------  -----------  -----------  ------------  -----------  ----------
   Total Distributions Declared
      to Common Shareholders                             (0.67)       (0.60)       (0.60)        (0.52)       (0.61)      (0.64)
                                                  ------------  -----------  -----------  ------------  -----------  ----------
LESS SHARE TRANSACTIONS:
Commission and offering
   costs-- preferred shares                                 --           --        (0.02)        (0.07)          --          --
                                                  ------------  -----------  -----------  ------------  -----------  ----------
NET ASSET VALUE, END OF PERIOD                    $      11.04  $     11.06  $     10.55  $      10.31  $     11.49  $    11.43
                                                  ------------  -----------  -----------  ------------  -----------  ----------
Market price per share-- common shares            $      10.09  $     10.87  $      8.92  $       9.06  $     11.19  $    10.56
                                                  ------------  -----------  -----------  ------------  -----------  ----------
Total return-- based on market
   value-- common shares (f)                             (1.10)%      29.28%        5.20%       (14.64)%(g)   11.94%      10.76%
                                                  ------------  -----------  -----------  ------------  -----------  ----------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Expenses (h)(i)                                           1.28%        1.28%        1.31%         1.03%(j)     0.77%       0.83%
Net investment income before preferred
   stock dividend (h)(i)                                  7.06%(b)     6.80%        7.91%         5.75%(j)     5.24%       5.63%
Net investment income after preferred
   stock dividend (h)(i)                                  6.38%(b)     5.38%        5.80%         5.26%(j)     5.24%       5.63%
Portfolio turnover rate                                     10%          31%          23%           25%(g)       24%         21%
Net assets, end of period (000's)-- common shares $    127,050  $   127,273  $   121,366  $    118,660  $   132,242   $ 131,503

(a)The Trust changed its fiscal year end from December 31 to November 30.
(b)Effective December 1, 2001, the Trust adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on all debt securities. The effect of this change, for the year ended November 30, 2002, was to increase net investment income per share by $0.01, increase net realized and unrealized loss per share by $0.01, increase the ratio of net investment income to average net assets from 6.98% to 7.06% and increase the ratio of net investment income (adjusted for dividend payments to preferred shareholders) from 6.30% to 6.38%, Per share data and ratios for periods prior to November 30, 2002 have not been restated to reflect this change in presentation.
(c)Per share data was calculated using average shares outstanding during the period.
(d)The per share net investment income amount does not reflect the period's reclassification of differences between book and tax basis net investment income.
(e)Rounds to less than $0.01 per share.
(f)Total return at market value assuming all distributions reinvested at prices calculated in accordance with the Dividend Reinvestment Plan.
(g)Not annualized.
(h)The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(i)Ratios reflect average net assets available to common shares only.
(j)Annualized.


ASSET COVERAGE REQUIREMENTS
                                                                                         INVOLUNTARY
                                                                  ASSET                  LIQUIDATING                 AVERAGE
                                   TOTAL AMOUNT                 COVERAGE                 PREFERENCE               MARKET VALUE
                                    OUTSTANDING                 PER SHARE                 PER SHARE                 PER SHARE
-------------------------------------------------------------------------------------------------------------------------------
11/30/02                           $60,000,000                   $77,937                    $25,000                   $25,000
11/30/01                            60,000,000                    78,030                     25,005                    25,000
11/30/00                            60,000,000                    75,569                     25,009                    25,000
11/30/99*                           60,000,000                    74,444                     25,003                    25,000

* On August 26, 1999, the Trust began offering Auction Preferred Shares.

Selected data for a share outstanding throughout each period is as follows (common shares unless otherwise stated):


                                                                                      YEAR ENDED DECEMBER 31,
                                                                ---------------------------------------------------------------
                                                                     1996         1995         1994         1993         1992
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                            $     11.05  $      9.93  $      11.05  $     10.96  $    11.09
                                                                -----------  -----------  ------------  -----------  ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                                  0.63         0.64          0.67         0.79        0.85
Net realized and unrealized gain (loss) on
   investments and futures contracts                                  (0.19)        1.11         (1.12)        0.09       (0.13)
                                                                -----------  -----------  ------------  -----------  ----------
   Total from Investment Operations                                    0.44         1.75         (0.45)        0.88        0.72
                                                                -----------  -----------  ------------  -----------  ----------
LESS DISTRIBUTIONS DECLARED TO COMMON SHAREHOLDERS:
From net investment income                                            (0.62)       (0.63)        (0.67)       (0.79)      (0.85)
                                                                -----------  -----------  ------------  -----------  ----------
NET ASSET VALUE, END OF PERIOD                                  $     10.87  $     11.05  $       9.93  $     11.05  $    10.96
                                                                -----------  -----------  ------------  -----------  ----------
Market price per share-- common shares                          $     10.13  $      9.88  $       9.25  $     10.75  $    11.75
                                                                -----------  -----------  ------------  -----------  ----------
Total return-- based on market value--common shares (a)                9.06%       13.87%        (8.12)%      (2.16)%      7.43%
                                                                -----------  -----------  ------------  -----------  ----------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Expenses (b)                                                           0.88%        1.08%         0.94%        0.87%       0.86%
Net investment income (b)                                              5.80%        6.08%         6.46%        7.08%       7.76%
Portfolio turnover rate                                                  20%          37%           34%          35%         18%
Net assets, end of period (000's)-- common shares               $   125,125  $   127,118  $    114,260  $   127,213  $  126,169

(a)Total return at market value assuming all distributions reinvested at prices calculated in accordance with the Dividend Reinvestment Plan.
(b)The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

REPORT OF INDEPENDENT ACCOUNTANTS

TO THE TRUSTEES AND THE SHAREHOLDERS OF COLONIAL INVESTMENT GRADE MUNICIPAL
TRUST

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Colonial Investment Grade Municipal Trust (the "Trust") at November 30, 2002, and the results of its operations, the changes in its net assets and its financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.



PricewaterhouseCoopers LLP
Boston, Massachusetts
January 20, 2003

UNAUDITED INFORMATION

FEDERAL INCOME TAX INFORMATION

98.97% of the distributions from net investment income will be treated as exempt income for federal income tax purposes.

DIVIDEND REINVESTMENT PLAN

COLONIAL INVESTMENT GRADE MUNICIPAL TRUST
Pursuant to the Trust's Dividend Reinvestment Plan (the "Plan"), all shareholders whose shares are registered in their own names will have all distributions reinvested automatically in additional shares of the Trust by EquiServe Trust Company, N.A. (the "Plan Agent") unless a shareholder elects to receive cash. Shareholders whose shares are held in the name of a broker or nominee will have distributions reinvested automatically by the broker or nominee in additional shares under the Plan, unless the service is not provided by the broker or the nominee or the shareholder elects to receive distributions in cash. If the service is not available, such distributions will be paid in cash. Shareholders whose shares are held in the name of a broker or nominee should contact the broker or nominee for details. All distributions to shareholders who elect not to participate in the Plan will be paid by check mailed directly to the shareholder of record on the record date therefore by the Plan Agent as the dividend disbursing agent.

Non-participants in the Plan will receive distributions in cash. Distributions payable to participants in the Plan will be applied by the Plan Agent, acting as agent for Plan participants, to the purchase of shares of the Trust. Such shares will be purchased by the Plan Agent at the then current market price of such shares in the open market, on the New York Stock Exchange or elsewhere, for the participants' accounts.

Participants in the Plan may withdraw from the Plan upon written notice to the Plan Agent. When a participant withdraws from the Plan or upon termination of the Plan as provided below, certificates for whole shares credited to his account under the Plan will be issued and a cash payment will be made for any fraction of a share credited to such account. A shareholder's notice of election to withdraw from the Plan must be received by the Plan Agent before the record date for a dividend in order to be given effect with respect to that dividend.

In the case of shareholders such as banks, brokers or nominees holding shares for others who are the beneficial owners of those shares, the Plan Agent will administer the Plan on the basis of the number of shares certified from time to time by the shareholder of record as representing the total amount registered in such shareholder's name and held for the account of beneficial owners who are to participate in the Plan.

There is no charge to Plan participants for reinvesting distributions. The Plan Agent's fees for the handling of the reinvestment of distributions will be paid by the Trust. Each participant in the Plan will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open market purchases in connection with the reinvestment of distributions. Purchase orders from the participants in the Plan may be combined with those of other participants and the price paid by any particular participant may be the average of the price paid on various orders executed on behalf of groups of participants in the Plan.

The automatic reinvestment of distributions will not relieve participants of any income tax that may be payable on such dividends or distributions.

The Plan may be amended or terminated on 30 days' written notice to Plan participants. All correspondence concerning the Plan should be directed to EquiServe Trust Company, N.A., by mail at P.O. Box 43010, Providence, RI 02940-3010, or by phone at 1-800-730-6001.

TRUSTEES

The Trustees serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of Colonial Investment Grade Municipal Trust, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of portfolios overseen by each Trustee, and other directorships they hold are shown below.


                                         Year first                                                     Number of
                                         elected or                                                portfolios in fund     Other
                           Position with  appointed       Principal occupation(s)                   complex overseen   directorships
Name, address and age      Liberty Funds1 to office       during past five years                        by trustee         held
------------------------------------------------------------------------------------------------------------------------------------
Disinterested Trustees
----------------------
Douglas A. Hacker (age 47)     Trustee      1996     Executive Vice President-Strategy of United Airlines   103            None
c/o Liberty Funds Group LLC                          since December 2002 (formerly President of UAL
One Financial Center                                 Loyalty Services and Executive Vice President
Boston, MA 02111                                     of United Airlines (airline) from September 2001
                                                     to December 2002; formerly Executive Vice
                                                     President from July 1999 to September 2001);
                                                     Chief Financial Officer of United Airlines since
                                                     July 1999; Senior Vice President and Chief
                                                     Financial Officer of UAL, Inc. prior thereto

Janet Langford Kelly (age 45)  Trustee      1996     Executive Vice President-Corporate Development         103            None
c/o Liberty Funds Group LLC                          and Administration, General Counsel and
One Financial Center                                 Secretary, Kellogg Company (food manufacturer),
Boston, MA 02111                                     since September 1999; Senior Vice President,
                                                     Secretary and General Counsel, Sara Lee
                                                     Corporation (branded, packaged, consumer-
                                                     products manufacturer) prior thereto

Richard W. Lowry (age 66)      Trustee      1995     Private Investor since 1987 (formerly                 105***          None
c/o Liberty Funds Group LLC                          Chairman and Chief Executive Officer, U.S.
One Financial Center                                 Plywood Corporation (building products
Boston, MA 02111                                     manufacturer))

Salvatore Macera (age 71)      Trustee      1998     Private Investor since 1981 (formerly Executive       103             None
c/o Liberty Funds Group LLC                          Vice President and Director of Itek Corporation
One Financial Center                                 (electronics) from 1975 to 1981)
Boston, MA 02111

Charles R. Nelson (age 60)     Trustee      1981     Professor of Economics, University of Washington,     118*            None
c/o Liberty Funds Group LLC                          since January 1976; Ford and Louisa Van Voorhis
One Financial Center                                 Professor of Political Economy, University of
Boston, MA 02111                                     Washington, since September 1993; Director,
                                                     Institute for Economic Research, University of
                                                     Washington, since September2001; Adjunct
                                                     Professor of Statistics, University of Washington,
                                                     since September 1980; Associate Editor, Journal
                                                     of Money Credit and Banking, since September,
                                                     1993; Trustee, Columbia Funds since July 2002;
                                                     consultant on economic and statistical matters

John J. Neuhauser (age 59)     Trustee      1985     Academic Vice President and Dean of Faculties        105***   Saucony, Inc.
c/o Liberty Funds Group LLC                          since August 1999, Boston College (formerly                 (athletic footwear)
One Financial Center                                 Dean, Boston College School of Management                   and SkillSoft Corp.
Boston, MA 02111                                     from September 1977 to September 1999)                          (e-learning)

Thomas E. Stitzel (age 66)     Trustee      1998     Business Consultant since 1999 (formerly              103           None
c/o Liberty Funds Group LLC                          Professor of Finance from 1975 to 1999 and Dean
One Financial Center                                 from 1977 to 1991, College of Business, Boise State
Boston, MA 02111                                     University); Chartered Financial Analyst



1 In December 2000, the board of each of the Liberty Funds and Stein Roe Funds were combined into one board of trustees with common membership. The date shown is the earliest date on which a trustee was elected to either the Liberty board or the former Stein Roe Funds board.


TRUSTEES (CONTINUED)

                                         Year first                                                     Number of
                                         elected or                                                portfolios in fund     Other
                           Position with  appointed       Principal occupation(s)                   complex overseen   directorships
Name, address and age      Liberty Funds  to office       during past five years                        by trustee         held
------------------------------------------------------------------------------------------------------------------------------------
Disinterested Trustees
----------------------
Thomas C. Theobald (age 65)    Trustee      1996     Managing Director, William Blair Capital Partners      103   Xerox Corporation
c/o Liberty Funds Group LLC                          (private equity investing) since September 1994             (business products
One Financial Center                                 (formerly Chief Executive Officer and Chairman                 and services),
Boston, MA 02111                                     of the Board of Directors, Continental Bank               Anixter International
                                                     Corporation)                                                 (network support
                                                                                                             equipment distributor),
                                                                                                                Jones Lang LaSalle
                                                                                                             (real estate management
                                                                                                                 services) and MONY
                                                                                                              Group (life insurance)

Anne-Lee Verville (age 57)     Trustee      1998     Author and speaker on educational systems needs        103   Chairman of the
c/o Liberty Funds Group LLC                          (formerly General Manager, Global Education                 Board of Directors,
One Financial Center                                 Industry from 1994 to 1997, and President,                  Enesco Group, Inc.
Boston, MA 02111                                     Applications Solutions Division from 1991 to                (designer, importer
                                                     1994, IBM Corporation (global education and                  and distributor of
                                                     global applications))                                          giftware and
                                                                                                                     collectibles)



Interested Trustees
-------------------
William E. Mayer** (age 62)    Trustee      1994     Managing Partner, Park Avenue Equity Partners     105***      Lee Enterprises
c/o Liberty Funds Group LLC                          (private equity fund) since February 1999                    (print and online
One Financial Center                                 (formerly Founding Partner, Development Capital            media), WR Hambrecht
Boston, MA 02111                                     LLC from November 1996 to February 1999;                     + Co. (financial
                                                     Dean and Professor, College of Business and                 service provider),
                                                     Management, University of Maryland from                    First Health (health
                                                     October 1992 to November 1996)                              care) and Systech
                                                                                                                  Retail Systems
                                                                                                                 (retail industry
                                                                                                                technology provider)

Joseph R. Palombo** (age 49)   Trustee      2000     Chief Operating Officer of Columbia                  103          None
One Financial Center            and                  Management Group, Inc. (Columbia Management
Boston, MA 02111              Chairman               Group) since November 2001; formerly Chief
                               of the                Operations Officer of Mutual Funds, Liberty
                                Board                Financial Companies, Inc. from August 2000 to
                                                     November 2001; Executive Vice President of Stein
                                                     Roe & Farnham, Incorporated (Stein Roe) since
                                                     April 1999; Executive Vice President and Director
                                                     of Colonial Management Associates, Inc. since
                                                     April 1999; Executive Vice President and Chief
                                                     Administrative Officer of Liberty Funds Group
                                                     LLC (LFG) since April 1999; Director of Stein Roe
                                                     since September 2000; Trustee and Chairman of
                                                     the Board of Stein Roe Mutual Funds since
                                                     October 2000; Manager of Stein Roe Floating
                                                     Rate Limited Liability Company since October
                                                     2000; Vice President of Galaxy Funds since September
                                                     2002; (formerly Vice President of Liberty Funds
                                                     from April 1999 to August 2000; Chief Operating
                                                     Officer and Chief Compliance Officer, Putnam
                                                     Mutual Funds from December 1993 to March 1999)


* In addition to serving as a disinterested trustee of Liberty Funds, Mr. Nelson serves as a disinterested director of Columbia Funds, currently consisting of 15 funds, which are advised by an affiliate of the Advisor.

** Mr. Mayer is an "interested person" (as defined in the Investment Company Act of 1940 ("1940 Act")) by reason of his affiliation with WR Hambrecht + Co, a registered broker-dealer. Mr. Palombo is an interested person as an employee of an affiliate of the Advisor.

*** In addition to serving as a trustee of Liberty Funds, Mr. Lowry, Mr. Neuhauser and Mr. Mayer each serve as a director/trustee of Liberty All-Star Funds, currently consisting of 2 funds, which are advised by an affiliate of the Advisor.


OFFICERS

                                      Year first
                                      elected or
                        Position with  appointed
Name, address and age   Liberty Funds  to office  Principal occupation(s) during past five years
------------------------------------------------------------------------------------------------------------------------------------
Keith T. Banks (age 47)    President     2001       President of Liberty Funds since November 2001; President, Chief Investment
Columbia Management Group, Inc.                     Officer and Chief Executive Officer of Columbia Management Group or its
590 Madison Avenue, 36th Floor                      predecessor since August 2000; President, Chief Executive Officer and Chief
New York, NY 10022                                  Investment Officer of Fleet Investment Advisors Inc. since 2000 (formerly
                                                    Managing Director and Head of U.S. Equity, J.P. Morgan Investment Management
                                                    from November 1996 to August 2000); President of Galaxy Funds since September
                                                    2002

Vicki L. Benjamin (age 41)   Chief       2001       Controller of Liberty Funds, Stein Roe and Liberty All-Star Funds since May
One Financial Center        Accounting              2002; Chief Accounting Officer of Liberty Funds, Stein Roe and Liberty All-Star
Boston, MA 02111            Officer                 Funds since June 2001; Controller and Chief Accounting Officer of Galaxy Funds
                                                    since September 2002; Vice President of Liberty Funds since April 2001 (formerly
                                                    Vice President, Corporate Audit, State Street Bank and Trust Company from May
                                                    1998 to April 2001; Audit Manager from July 1994 to June 1997; Senior Audit
                                                    Manager from July 1997 to May 1998, Coopers & Lybrand, LLP)

J. Kevin Connaughton (age 38) Treasurer  2000       Treasurer of Liberty Funds and Liberty All-Star Funds since December 2000
One Financial Center                                (formerly Controller of the Liberty Funds and Liberty All-Star Funds from
Boston, MA 02111                                    February 1998 to October 2000); Treasurer of Stein Roe Funds since February 2001
                                                    (formerly Controller from May 2000 to February 2001); Treasurer of Galaxy Funds since September 2002; Senior Vice President of Liberty Funds since January 2001
                                                    (formerly Vice President from April 2000 to January 2001; Vice President of
                                                    Colonial Management Associates, Inc. from February 1998 to October 2000; Senior
                                                    Tax Manager; Coopers & Lybrand, LLP from April 1996 to January 1998)

Jean S. Loewenberg (age 57)   Secretary  2002       Secretary of Liberty Funds, Stein RoeFunds and Liberty All-Star Funds since
One Financial Center                                February 2002; General Counsel of Columbia Management Group since December 2001;
Boston, MA 02111                                    Senior Vice President since November  1996, Assistant General Counsel since
                                                    September 2002 of Fleet National Bank (formerly Senior Vice President and Group
                                                    Counsel of Fleet National Bank from November 1996 to September 2002)





21

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



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



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





TRANSFER AGENT



IMPORTANT INFORMATION ABOUT THIS REPORT
The Transfer Agent for Colonial Investment Grade Municipal Trust is:

EquiServe Trust Company, N.A.
150 Royall Street
Canton, MA  02021
800-730-6001

The fund mails one shareholder report to each shareholder address. Shareholders can order additional reports by calling 800-345-6611. In addition, representatives at that number can provide shareholders information about the fund.

Financial advisors who want additional information about the fund may speak to a representative at 800-426-3750.

This report has been prepared for shareholders of Investment Grade Municipal Trust.

COLONIAL INVESTMENT GRADE MUNICIPAL TRUST            ANNUAL REPORT


                                                130-02/041M-1102 (01/03) 02/3050